Share-based payment (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	2,191,411
Number of share options granted in share-based payment arrangement	83,031
Number of share options forfeited in share-based payment arrangement	31,109
Number of share options exercised in share-based payment arrangement	655,337
Number of share options outstanding in share-based payment arrangement	1,587,996	2,191,411
Expense from share-based payment transactions with employees | $	$ 4,075,000	$ 3,367,000	$ 8,223,000
Stock options to Executive Directors [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	2,390
VCP 2013 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	617
VCP 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 1,868	$ 934	0
Executive Directors’ Bonus [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ (325)	400
Key Management Bonus [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	82,306
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	82,306
Number of share options outstanding in share-based payment arrangement	0	82,306
Expense from share-based payment transactions with employees | $	$ 0	$ 202	1,438
Stock awards for service contracts [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	12,546
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	12,546
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 50	$ 35	0
Shares granted to Non-Executive Director [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	70,485
Number of share options exercised in share-based payment arrangement	70,485
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 454	$ 400	371
Year of issuance 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,619,105
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	31,109
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	1,587,996	1,619,105
Expense from share-based payment transactions with employees | $	$ 865	$ 445	0
Year of issuance 2014 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	490,000
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	490,000
Number of share options outstanding in share-based payment arrangement	0	490,000
Expense from share-based payment transactions with employees | $	$ 838	$ 821	898
Year of issuance 2013 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	594
Year of issuance 2012 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 855	636
Year of issuance 2011 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	879
Subtotal [Member]
Disclosure Of Share-based Payment [Line Items]
Expense from share-based payment transactions with employees | $	$ 1,703	$ 2,121	$ 3,007